CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Cash flows from operating activities:
Net income (loss)	$ 202	$ 31	$ (289)	$ (236)	$ (512)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	153	252	491	536	543
Equity-based compensation	78	19	313	25	28
Deferred taxes		5	(10)	18	9
Foreign exchange (gain) loss, net	(15)	6	104	(21)	(30)
Other operating activities	29	27	70	53	18
Change in assets and liabilities:
Accounts receivable, net	100	126	15	(60)	29
Deferred costs	(32)	(22)	(46)	(22)	(26)
Other assets	(45)	(14)	(9)	(71)	(54)
Other current liabilities	6	(29)	41	28	1
Deferred revenue	10	(27)	106	186	309
Other liabilities	(38)	(86)	(26)	59	4
Net cash provided by operating activities	448	288	760	496	319
Cash flows from investing activities:
Acquisitions, net of cash acquired		(5)	(5)	(2)	(615)
Additions to property and equipment	(14)	(25)	(42)	(56)	(61)
Other investing activities	(4)	(3)	(4)	(5)	(1)
Net cash used in investing activities	(18)	(33)	(51)	(63)	(677)
Cash flows from financing activities:
Proceeds from IPO, net of underwriters discount and commissions			586
Use of proceeds from issuance of Class A common stock to purchase Foundation Technology Worldwide LLC ("FTW") units			(33)
Proceeds from the issuance of Member units		1	2	1
Proceeds from Excess Separation Note from Member of FTW					20
Payment for the long-term debt due to third party	(22)	(21)	(869)	(67)	(87)
Proceeds from long-term debt				685	504
Payment for debt issuance costs			(5)	(6)	(10)
Net change in principal due to debt modification					52
Distributions to members of FTW	(148)	(130)	(277)	(1,334)
Payment of dividends	(33)
Payment of tax withholding for shares and units withheld	(38)	(2)	(24)	(8)	(10)
Payment of IPO related expenses	(3)		(8)
Other financing activities	5	(10)	(23)	(5)	(10)
Net cash provided by (used in) financing activities	(239)	(162)	(651)	(734)	459
Effect of exchange rate fluctuations on cash and cash equivalents	(2)	(3)	6		(4)
Change in cash and cash equivalents	189	90	64	(301)	97
Cash and cash equivalents, beginning of period	231	167	167	468	371
Cash and cash equivalents, end of period	420	257	231	167	468
Supplemental disclosures of noncash investing and financing activities and cash flow information:
Acquisition of property and equipment included in current liabilities	(6)	(5)	(2)	(8)	(5)
Distributions to members of FTW included in liabilities	(31)	(1)	(27)	(4)
Dividends payable included in liabilities	(19)		(14)
Tax withholding for shares and units withheld included in liabilities			(4)
Other		3	(3)	(2)
Cash paid during the period for:
Interest, net of cash flow hedges	(101)	(141)	(268)	(281)	(290)
Income taxes, net of refunds	$ (29)	$ (22)	$ (49)	$ (47)	$ (49)